FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Interest rate risk
Interest expense	$ 1,128	$ 1,215
Foreign exchange risk
Impact of a 1% appreciation in the exchange rate of the reporting currency against all foreign currencies on net income (loss)	135	42
Liquidity risk
Cash and cash equivalents	$ 18,992	$ 22,959	$ 52,798
Expected dividend yields	0.00%
Expected volatility	60.00%
Risk free interest rate	1.00%